Velocity Commercial Capital, LLC ABS-15G

Exhibit 99.9

AMC Loan ID	Customer Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Waived Date	Exception Level Grade	Exception Level Rating	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade
XXXX	XXXX	1903150087	10171489	6723021726-4061	01/17/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Non-Owner Occupancy Declaration not provided		Missing BP disclosure for coborrower XXXX,		Reviewer Comment (2019-01-23): exception cleared- due to receipt of cited missing document Seller Comment (2019-01-23): 1/18/19 (MB) Uploaded	01/23/2019		1	A	C	A	C	A
XXXX	XXXX	1903150188	10172429	6723022259-5211	01/17/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Business Purpose Letter of Intent not provided	Handwritten BP LOI in file is not signed by subject guarantor XXXX. (BP LOI in file is signed by guarantor's spouse. the only LOE in file signed by the subject guarantor is a LOE explaining DL address.)	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

Reviewer Comment (2019-01-29): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for Incomplete BP LOE.  comp Factor: Seasoned investor, FICO

Seller Comment (2019-01-29): 1/28/19 Exception Noted. (MO) uploaded loan approval

Reviewer Comment (2019-01-23): Exception remains-  the uploaded LOE signed by Guarantor XXXX does not indicate affirmation of occupancy intent .  ( LOE for XXXX evidences only investment purpose of loan;   The uploaded LOE addressing occupancy intent is signed only by the guarantor's non-borrowing spouse.)

Seller Comment (2019-01-23): 1/18/19 (MB) Uploaded
														02/08/2019		1	A	C	A	C	A
XXXX	XXXX	1903150180	10172508	6723022260-5211	01/17/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Business Purpose Letter of Intent not provided	Handwritten BP LOI in file is not signed bu subject guarantor XXXX. (BP LOI in file is signed by guarantor's spouse. the only LOE's in file signed by the subject guarantor are a LOE explaining DL address, and a LOE for use of funds. Guarantor signed LOI does not express affirmation that guarantor will not now or in the future occupy the subject property)	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

Reviewer Comment (2019-01-29): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for Incomplete BP LOE.  comp Factor: Seasoned investor,  FICO

Seller Comment (2019-01-29): 1/28/19 Exception Noted. (MO) uploaded loan approval

Reviewer Comment (2019-01-23): Exception remains-  the uploaded LOE signed by Guarantor XXXX does not indicate affirmation of occupancy intent .  ( LOE for XXXX evidences only investment purpose of loan;   The uploaded LOE addressing occupancy intent is signed only by the guarantor's non-borrowing spouse.)

Seller Comment (2019-01-23): 1/18/19 (MB) Uploaded
														02/08/2019		1	A	C	A	C	A
XXXX	XXXX	1903150184	10175900	6723022602-5211	01/17/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Business Purpose Letter of Intent not provided	Handwritten LOI in file does not indicate that the borrower will not occupy the property {now or in the future}. (LOE only established Investment purpose of funds )	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

Reviewer Comment (2019-01-29): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for Incomplete BP LOE.  comp Factor: FICO

Seller Comment (2019-01-29): 1/23/19 (MB) Exception noted,(MO) 1/25/19 uploaded corrected loan approval

Seller Comment (2019-01-25): Requested
														02/08/2019		1	A	C	A	C	A
XXXX	XXXX	1903150129	10176819	6723022625-4061	01/17/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Non-Owner Occupancy Declaration not provided		Pg 1 of BP disclosure document is incomplete- Borrower/Guarantor, Lender and date fields are blank.		Reviewer Comment (2019-01-25): exception cleared- due to receipt of updated completed BP disclosure Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded corrected disclosure statement	01/25/2019		1	A	C	A	C	A
XXXX	XXXX	1903150224	10208735	6723023319-17814	01/20/2019	Credit	Missing Document	General	Incomplete Document: 1003 Final is incomplete		application in file is not signed.		Reviewer Comment (2019-01-25): exception cleared- due to receipt of updated signed loan application document Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded signed loan app	01/25/2019		1	A	C	A	C	A
XXXX	XXXX	1903150025	10167205	6723018164-2808	01/17/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		XXXX is reflected as an entity co-borrower on the loan approval document but does not appear on the loan docs and NOO docs.		Reviewer Comment (2019-01-23): Exception cleared- subject to lender affirmation that the cited discrepancy has been reviewed and is affirmed compliant with VCC guideline requirements. Seller Comment (2019-01-23): 1/18/19 (MB) XXXX company is our trustee on some loans. This did not pull up as a co-borrower, but as an entity in the system. See attached Mortgage Copy highlighted to show XXXX as our trustee.	01/23/2019		1	A	C	A	C	A
XXXX	XXXX	1903150392	10251553	6723025340-4061	01/23/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Non-Owner Occupancy Declaration not provided		missing BP disclosure for coborrower XXXX.		Reviewer Comment (2019-01-29): exception cleared- due to receipt of cited missing document Seller Comment (2019-01-29): (MO) 1/25/2019 uploaded bp disclosure statement	01/29/2019		1	A	C	A	C	A
XXXX	XXXX	1903150161	10181586	6723022492-17814	01/17/2019	Credit	Missing Document	General	Incomplete Document: 1003 Final is incomplete		Loan application in file is not signed		Reviewer Comment (2019-01-25): exception cleared- due to receipt of updated loan application with borrower signature Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded signed loan app	01/25/2019		1	A	C	A	C	A
XXXX	XXXX	1903150161	10181590	6723022492-5210	01/17/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Guaranty Agreement not provided		Missing Guaranty agreement for signator of BP cert		Reviewer Comment (2019-01-25): exception cleared- due to receipt of cited missing document Seller Comment (2019-01-25): (MO 1/23/2019- uploaded unlimited guaranty agreement	01/25/2019		1	A	C	A	C	A
XXXX	XXXX	1903150198	10181601	6723022755-5211	01/17/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Business Purpose Letter of Intent not provided		Handwritten LOE in file addresses use of funds only and does not contain an affirmation that the borrower does not intend to occupy the subject property now or in the future.		Reviewer Comment (2019-01-25): exception cleared- due to receipt of updated LOI containing declaration of occupancy intent Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded correct LOE	01/25/2019		1	A	C	A	C	A
XXXX	XXXX	1903150202	10181654	6723023148-4992	01/18/2019	Credit	Credit	Credit Documentation	Missing lease Agreement		Missing 1 of 2 leases for subject 2 unit property. Per MCP appendix 2, leases are required		Reviewer Comment (2019-01-25): Exception cleared- subject to lender affirmation that subject is SFR and no additional leases required. ( Analyst review contains a typo stating subject is 2 units.) Seller Comment (2019-01-25): 1/24/19 (MB) Per approval & appraisal, property is SFR. No 2nd lease needed	01/25/2019		1	A	C	A	C	A
XXXX	XXXX	1903150268	10208767	6723023349-2808	01/20/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		approval history is blank		Reviewer Comment (2019-01-25): exception cleared- due to receipt of updated loan approval document reflecting approval chain history. Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded corrected loan approval	01/25/2019		1	A	C	A	C	A
XXXX	XXXX	1903150305	10181664	6723023236-4992	01/18/2019	Credit	Credit	Credit Documentation	Missing lease Agreement	Missing Leases for subject 2 family purchase. per guidelines appendix 2 leases are required	Reviewer Comment (2019-02-06): Upon further review, this item is outside the scope of work being performed in this portion of the review. A full guideline review is not being performed and therefore this exception may be removed.

Reviewer Comment (2019-01-25): Exception remains- per MCP appendix 2 specifies that only 1 unit (SFR) Purchases are exempt from lease requirement,  An exception approval for vacancy/missing leases was not captured on loan approval worksheet in file.

Seller Comment (2019-01-25): 1/24/19 (MB) Per appraisal property is vacant.  This is a purchase transaction, no leases until after COE.
														02/06/2019		1	A	C	A	C	A
XXXX	XXXX	1903150434	10251891	6723025881-4061	01/23/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Non-Owner Occupancy Declaration not provided		Missing BP disclosure for Coborrower XXXX		Reviewer Comment (2019-01-29): exception cleared- due to receipt of cited missing document Seller Comment (2019-01-29): (MO) 1/24/2019 uploaded bp disclosure	01/29/2019		1	A	C	A	C	A
XXXX	XXXX	1903150361	10181673	6723022636-4992	01/18/2019	Credit	Credit	Credit Documentation	Missing lease Agreement	Missing leases for subject 2 family purchase as required per MCP appendix 2.	Reviewer Comment (2019-02-06): Upon further review, this item is outside the scope of work being performed in this portion of the review. A full guideline review is not being performed and therefore this exception may be removed.

Reviewer Comment (2019-01-25): Exception remains- per MCP appendix 2 specifies that only 1 unit (SFR) Purchases are exempt from lease requirement,  An exception approval for vacancy/missing leases was not captured on loan approval worksheet in file.

Seller Comment (2019-01-25): 1/24/19 (MB) Per appraisal property is vacant.  This is a purchase transaction, no leases until after COE.
														02/06/2019		1	A	C	A	C	A
XXXX	XXXX	1903150400	10213901	6723024483-2808	01/21/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		Approval history is blank		Reviewer Comment (2019-01-25): exception cleared- due to receipt of updated loan approval document reflecting approval chain history. Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded corrected loan approval	01/25/2019		1	A	C	A	C	A
XXXX	XXXX	1903150376	10237617	6723024552-17814	01/23/2019	Credit	Missing Document	General	Incomplete Document: 1003 Final is incomplete		Application documents in file are not signed		Reviewer Comment (2019-02-06): exception cleared- due to receipt of cited missing document Seller Comment (2019-02-06): (MO) 2/1/2019 uploaded signed loan application Reviewer Comment (2019-01-29): Exception remains- Cited updated document was not received Seller Comment (2019-01-29): (MO) 1/25/2019 uploaded signed loan application	02/06/2019		1	A	C	A	C	A
XXXX	XXXX	1903150428	10252270	6723025528-2808	01/23/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		approval history is blank- approved borrower-guarantor structure uncertain.		Reviewer Comment (2019-01-29): exception cleared- due to receipt of updated loan approval document reflecting approval chain history. Seller Comment (2019-01-29): (MO) 1/25/2019 uploaded corrected loan approval	01/29/2019		1	A	C	A	C	A
XXXX	XXXX	1903150439	10252282	6723025583-2808	01/23/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		approval history is blank- approved borrower-guarantor structure uncertain.		Reviewer Comment (2019-02-06): exception cleared- due to receipt of updated loan approval document reflecting approval chain history. Seller Comment (2019-02-06): (MO) 2/5/2019 uploaded corrected loan approval Seller Comment (2019-01-29): Exception remains- Cited updated document was not received Seller Comment (2019-01-29): (MO) 1/25/2019 uploaded corrected loan approval	02/06/2019		1	A	C	A	C	A
XXXX	XXXX	1903150447	10252895	6723026040-2808	01/23/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		approval history is blank- approved borrower-guarantor structure uncertain.		Reviewer Comment (2019-01-29): exception cleared- due to receipt of updated loan approval document reflecting approval chain history. Seller Comment (2019-01-29): (MO) 1/25/2019 uploaded corrected loan approval	01/29/2019		1	A	C	A	C	A
XXXX	XXXX	1903150480	10295833	6723026378-2808	01/24/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		approval history is blank unable to verify borrower strusture		Reviewer Comment (2019-02-01): exception remains- cited updated document was not received Seller Comment (2019-02-01): 1/31/2019 (MO )uploaded corrected loan approval	02/01/2019		1	A	C	A	C	A
XXXX	XXXX	1903150483	10295899	6723026502-2808	01/24/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		approval history is blank. unable to verify borrower structure as approved		Reviewer Comment (2019-02-06): exception cleared- due to receipt of updated loan approval document reflecting approval chain history. Seller Comment (2019-02-06): 2/5/2019 (MO) uploaded loan approval Reviewer Comment (2019-02-01): exception remains- cited updated document was not received Seller Comment (2019-02-01): 1/31/2019 (MO) uploaded loan approval	02/06/2019		1	A	C	A	C	A
XXXX	XXXX	1903150203	10117466	9950028118-5211	01/15/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Business Purpose Letter of Intent not provided	Missing Handwritten BP LOI on entity letterhead as required per MCP appendix 2.	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

Reviewer Comment (2019-02-06): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for missing BP disclosure and BP LOI.  comp Factor: Seasoned investor

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-24): This loan was purchased on the secondary market.  This was not originated under our guidelines
														02/08/2019		1	A	C	A	C	A
XXXX	XXXX	1903150203	10117474	9950028118-4061	01/15/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Non-Owner Occupancy Declaration not provided	Missing BP disclosure as required per MCP appendix 2.	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

Reviewer Comment (2019-02-06): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for missing BP disclosure and BP LOI.  comp Factor: Seasoned investor

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-24): This loan was purchased on the secondary market.  This was not originated under our guidelines
														02/08/2019		1	A	C	A	C	A
XXXX	XXXX	1903150203	10117475	9950028118-4992	01/15/2019	Credit	Credit	Credit Documentation	Missing lease Agreement	Missing lease for subject SFR refinance as required per MCP appendix 2.	Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, upon review it was noted that a review of this item is not required by the scope of work for this diligence review. As such, the exception for a missing lease agreement may be cleared in this scope of work.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-24): This loan was purchased on the secondary market.  This was not originated under our guidelines
														01/31/2019		1	A	C	A	C	A
XXXX	XXXX	1903150049	10117643	9950027552-17814	01/15/2019	Credit	Missing Document	General	Incomplete Document: 1003 Final is incomplete	Missing 1003; there is no 1003 nor other signed loan application document in file. the item bookmarked as loan application is a computer system printout containing a portion of the data values for fields typically found on a 1003.	Guideline variance approved by lender post origination. CF- seasoned investor	Reviewer Comment (2019-02-06): Exception waived - due to receipt of updated loan approval WS reflecting approved exception for missing Loan application. comp Factor: Seasoned investor

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-24): This loan was purchased on the secondary market.  This was not originated under our guidelines
															02/06/2019	2	B	C	B	C	B
XXXX	XXXX	1903150049	10117757	9950027552-5211	01/15/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Business Purpose Letter of Intent not provided	Missing Handwritten BP LOI on entity letterhead as required per MCP appendix 2	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

Reviewer Comment (2019-02-06): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for missing BP disclosure and BP LOI.  comp Factor: Seasoned investor

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-24): This loan was purchased on the secondary market.  This was not originated under our guidelines
														02/08/2019		1	A	C	B	C	B
XXXX	XXXX	1903150049	10117778	9950027552-4061	01/15/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Non-Owner Occupancy Declaration not provided	missing BP disclosure as required per MCP appendix 2	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

Reviewer Comment (2019-02-06): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for missing BP disclosure and BP LOI.  comp Factor: Seasoned investor

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-24): This loan was purchased on the secondary market.  This was not originated under our guidelines
														02/08/2019		1	A	C	B	C	B
XXXX	XXXX	1903150049	10117849	9950027552-5343	01/15/2019	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	The application does not show that the borrower(s) have an address other than the subject property and thus casts doubt on the business purpose of the loan.	Missing signed 1003/Loan Application. document indicated as loan application does not contain borrower primary address information.	Guideline variance approved by lender post origination. CF- seasoned investor	Reviewer Comment (2019-02-06): Exception waived - due to receipt of updated loan approval WS reflecting approved exception for missing Loan application. comp Factor: Seasoned investor

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-24): This loan was purchased on the secondary market.  This was not originated under our guidelines
															02/06/2019	2	B	C	B	C	B
XXXX	XXXX	1903150052	10118011	9950027595-5343	01/15/2019	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	The application does not show that the borrower(s) have an address other than the subject property and thus casts doubt on the business purpose of the loan.	Missing signed 1003/Loan Application. document indicated as loan application does not contain borrower primary address information.	Guideline variance approved by lender post origination. CF- FICO	Reviewer Comment (2019-02-06): Exception waived - due to receipt of updated loan approval WS reflecting approved exception for missing loan application. comp Factor: FICO

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-24): This loan was purchased on the secondary market.  This was not originated under our guidelines
															02/06/2019	2	B	C	B	C	B
XXXX	XXXX	1903150052	10118055	9950027595-4061	01/15/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Non-Owner Occupancy Declaration not provided	Missing BP disclosure as required per MCP appendix 2	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

Reviewer Comment (2019-02-06): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for missing BP disclosure and BP
 LOI.  comp Factor: FICO, seasoned investor

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-24): This loan was purchased on the secondary market.  This was not originated under our guidelines
														02/08/2019		1	A	C	B	C	B
XXXX	XXXX	1903150052	10118060	9950027595-4992	01/15/2019	Credit	Credit	Credit Documentation	Missing lease Agreement	Missing lease for subject SFR refinance as required per MCP appendix 2	Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, upon review it was noted that a review of this item is not required by the scope of work for this diligence review. As such, the exception for a missing lease agreement may be cleared in this scope of work.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-24): This loan was purchased on the secondary market.  This was not originated under our guidelines
														01/31/2019		1	A	C	B	C	B
XXXX	XXXX	1903150052	10118332	9950027595-17814	01/15/2019	Credit	Missing Document	General	Incomplete Document: 1003 Final is incomplete	Missing signed 1003/Loan Application. document indicated as loan application is a computer printout containing only a portion of the fields typically found on a 1003.	Guideline variance approved by lender post origination. CF- FICO	Reviewer Comment (2019-02-06): Exception waived - due to receipt of updated loan approval WS reflecting approved exception for missing loan application. comp Factor: FICO

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-24): This loan was purchased on the secondary market.  This was not originated under our guidelines
															02/06/2019	2	B	C	B	C	B
XXXX	XXXX	1903150052	10118352	9950027595-5211	01/15/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Business Purpose Letter of Intent not provided	missing handwritten BP LOI on entity letterhead as required per MCP appendix 2.	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

Reviewer Comment (2019-02-06): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for missing BP disclosure and BP
 LOI.  comp Factor: FICO, seasoned investor

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-24): This loan was purchased on the secondary market.  This was not originated under our guidelines
														02/08/2019		1	A	C	B	C	B
XXXX	XXXX	1903150003	10145303	2045013134-4061	01/16/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Non-Owner Occupancy Declaration not provided	Missing Business Purpose Certification and Business Purpose Disclosure documents	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

Reviewer Comment (2019-01-23): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for Missing Business Purpose Certification and Business Purpose Disclosure documents as required by guidelines.    comp Factor: seasoned investor

Seller Comment (2019-01-23): 1/18/19 (MB) Exception input.  (MO) 1/22/2019 uploaded corrected approval
														02/08/2019		1	A	C	A	C	A
XXXX	XXXX	1903150535	10296189	6723027068-5211	01/24/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Business Purpose Letter of Intent not provided		Handwritten LOI does not affirm Business/investment/rental purpose of loan. Only occupancy status is addressed.	Guideline variance approved by lender post origination CF- seasoned investor	Reviewer Comment (2019-02-06): Exception waived - due to receipt of updated loan approval WS reflecting approved exception for incomplete BP LOE. comp Factor: seasoned investor Seller Comment (2019-02-06): 2/5/2019 (MB) Approval Noted, (MO) uploaded loan approval Reviewer Comment (2019-02-01): exception remains- cited updated document was not received Reviewer Comment (2019-02-01): 1/30/19 (MB) Approval Noted, (MO) uploaded loan approval		02/06/2019	2	B	C	B	C	B
XXXX	XXXX	1903150250	10208817	6723023272-4992	01/21/2019	Credit	Credit	Credit Documentation	Missing lease Agreement		missing leases for subject 2 family purchase as required per MCP appendix 2.		Reviewer Comment (2019-01-25): exception cleared- due to receipt of cited missing document Seller Comment (2019-01-25): 1/24/19 (MB) Uploaded	01/25/2019		1	A	C	A	C	A
XXXX	XXXX	1903150338	10208821	6723024241-2808	01/21/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		approval history is blank		Reviewer Comment (2019-01-25): exception cleared- due to receipt of updated loan approval document reflecting approval chain history. Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded corrected loan approval	01/25/2019		1	A	C	A	C	A
XXXX	XXXX	1903150408	10208822	6723024317-4061	01/21/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Non-Owner Occupancy Declaration not provided		Missing BP disclosure for guarantor XXXX.		Reviewer Comment (2019-01-25): exception cleared- due to receipt of cited missing document Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded bp disclosure statemnent	01/25/2019		1	A	C	A	C	A
XXXX	XXXX	1903150408	10208823	6723024317-2808	01/21/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		approval history is blank		Reviewer Comment (2019-01-25): exception cleared- due to receipt of updated loan approval document reflecting approval chain history. Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded corrected loan approval	01/25/2019		1	A	C	A	C	A
XXXX	XXXX	1903150505	10296821	6723026482-2808	01/24/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		Approval history is blank. unable to verify approved borrower structure		Reviewer Comment (2019-02-06): exception cleared- due to receipt of updated loan approval document reflecting approval chain history. Seller Comment (2019-02-06): 2/5/2019 (MO) uploaded loan approval Reviewer Comment (2019-02-01): exception remains- cited updated document was not received Seller Comment (2019-02-01): 1/31/2019 (MO) uploaded loan approval	02/06/2019		1	A	C	A	C	A
XXXX	XXXX	1903150548	10297191	6723026979-4061	01/24/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Non-Owner Occupancy Declaration not provided		Missing BP disclosure for Guarantor XXXX		Reviewer Comment (2019-02-01): exception cleared- due to receipt of cited missing document Seller Comment (2019-02-01): Uploaded BP disclosure for cited guarantor	02/01/2019		1	A	C	A	C	A
XXXX	XXXX	1903150575	10661221	6723026163-2808	02/14/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		approval history is blank. unable to verify approved borrower structure		Reviewer Comment (2019-02-19): exception cleared- due to receipt of updated loan approval document reflecting approval chain history. Seller Comment (2019-02-19): 2/14/2019 (MO) uploaded loap approval	02/19/2019		1	A	C	A	C	A
XXXX	XXXX	1903150638	10659642	6723028028-2808	02/14/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		Approval history is blank- unable to verify approved borrower structure		Reviewer Comment (2019-02-19): exception cleared- due to receipt of updated loan approval document reflecting approval chain history. Seller Comment (2019-02-19): 2/14/19 (MO) uploaded loan approval	02/19/2019		1	A	C	A	C	A
XXXX	XXXX	1903150648	10659802	6723028280-2808	02/14/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		approval history is blank- unable to verify approved borrower structure.		Reviewer Comment (2019-02-19): exception cleared- due to receipt of updated loan approval document reflecting approval chain history. Seller Comment (2019-02-19): 2/14/2018 (MO) uploaded loan approval	02/19/2019		1	A	C	A	C	A
XXXX	XXXX	1903150684	10660589	6723028824-2808	02/14/2019	Credit	Loan Package Documentation	Application / Processing	Missing Document: Approval not provided		Approval history is blank. unable to verify approved borrower structure.		Reviewer Comment (2019-02-19): exception cleared- due to receipt of updated loan approval document reflecting approval chain history. Seller Comment (2019-02-19): 2/14/2018 (MO) uploaded loan approval	02/19/2019		1	A	C	A	C	A